Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Subsidiaries included in the consolidation
	Country of		Percentage of	Statement of operations
Company Name	Incorporation	Nature	Ownership	2014		2013

Corporacion Navios S.A.	Uruguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Energias Renovables del Sur S.A.	Uruguay	Port-Terminal Rights Owning Company	100%	1/1-12/31	3/19-12/31	—
Nauticler S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania Naviera Horamar S.A.	Argentina	Vessel-Operating Management Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania de Transporte Fluvial International S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Ponte Rio S.A.	Uruguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Thalassa Energy S.A. (i)	Argentina	Barge-Owning Company	100%	—	1/1-11/19	1/1-12/31
HS Tankers Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Navigation Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Shipping Ltd. Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS South Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrovia Internacional S.A.	Uruguay	Land-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Mercopar S.A.	Paraguay	Operating/Barge-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Navegacion Guarani S.A. (ii)	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	—	1/1-6/12	1/1-12/31
Hidrovia OSR S.A. (iii)	Paraguay	Tanker-Owning Company/Oil Spill Response & Salvage Services	100%	—	1/1-7/10	1/1-12/31
Mercofluvial S.A. (iii)	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	—	1/1-7/10	1/1-12/31
Petrolera San Antonio S.A.	Paraguay	Port Facility-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Stability Oceanways S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Hidronave South American Logistics S.A. (iv)	Brazil	Pushboat-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Horamar do Brasil Navegação Ltda	Brazil	Non-Operating Company	100%	1/1-12/31	5/8-12/31	—
Navarra Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Pelayo Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Navios Logistics Finance (US) Inc.	Delaware	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Varena Maritime Services S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Merco Parana S.A. (i)	Argentina	Barge-Owning Company	100%	—	1/1-11/19	7/1-12/31
Honey Bunkering S.A.	Panama	Tanker-Owning Company	100%	8/20-12/31	—	—
Naviera Alto Parana S.A.	Paraguay	Non-Operating Company	100%	7/4-12/31	—	—
Edolmix S.A.	Uruguay	Port-Terminal Rights Owning Company	100%	12/15-12/31	—	—
Cartisur S.A.	Uruguay	Port-Terminal Rights Owning Company	100%	12/15-12/31	—	—
Glensa Trading International Ltd. (v)	British Virgin Islands	Sub-Holding Company	100%	12/15-12/31	—	—
Ruswe International S.A.	Uruguay	Barge-Operating Company	100%	12/23-12/31	—	—

(i)						These companies were merged into Compania Naviera Horamar S.A on November 19, 2013.
(ii)						This company was merged into another Paraguayan company on June 12, 2013.
(iii)						These companies were merged into other Paraguayan companies on July 10, 2013.
(iv) (v)
On July 10 2013, the Company became the sole shareholder of Hidronave South American Logistics S.A (“Hidronave S.A.”) by acquiring the remaining 49% noncontrolling interest.
On January 23, 2015, Glensa Trading International Ltd. changed its name to NP Trading S.A.

Useful lives of fixed assets
Dry port terminal	5 to 40 years
Oil storage, plant and port facilities for liquid cargoes	5 to 20 years
Other fixed assets	5 to 10 years

Weighted average amortization periods for intangibles
Intangible Assets/Liabilities	Years
Trade name	10
Port terminal operating rights	20 to 45
Customer relationships	20